Restatement of Previously Issued Audited and Unaudited Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Summary of Reconcilaition of the Financial Statements for the Affected Period
The following presents a reconciliation of the consolidated balance sheets, statements of operations and cash flows for the Affected Periods.

	December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Public warrants derivative liability	—	161,456,462	161,456,462
Private warrants derivative liability	—	158,469,002	158,469,002
Total liabilities	16,852,448	319,925,464	336,777,912
Class A common stock subject to possible redemption	295,489,060	(295,489,060)	—
Class A common stock	186	2,955	3,141
Additional paid-in-capital	9,210,213	287,169,386	296,379,599
Accumulated deficit	(4,211,183)	(311,608,745)	(315,819,928)
Total stockholders’ equity (deficit)	5,000,001	(24,436,404)	(19,436,403)
Statement of Operations for the year ended December 31, 2020
Change in fair value of warrant liabilities	—	(310,330,174)	(310,330,174)
Loss before income tax expense	(4,789,152)	(310,330,174)	(315,119,326)
Net loss	(4,990,755)	(310,330,174)	(315,320,929)
Basic and diluted net loss per Class B common stock	(0.73)	(39.52)	(40.25)
Statement of Cash Flows for the year ended December 31, 2020
Net loss	(4,990,755)	(310,330,174)	(315,320,929)
Change in fair value of warrant liabilities	—	310,330,174	310,330,174

	September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet (unaudited)
Public warrants derivative liability	—	49,107,054	49,107,054
Private warrants derivative liability	—	32,522,036	32,522,036
Total liabilities	12,158,095	81,629,090	93,787,185
Class A common stock subject to possible redemption	300,029,150	(81,629,090)	218,400,060
Class A common stock	141	816	957
Additional paid-in-capital	4,670,168	73,311,555	77,981,723
Retained earnings (Accumulated deficit)	328,914	(73,312,371)	(72,983,457)
Total stockholders’ equity	5,000,008	—	5,000,008
Statement of Operations for the three months ended September 30, 2020 (unaudited)
Change in fair value of warrant liabilities	—	(68,996,330)	(68,996,330)
Loss before income tax expense	(787,652)	(68,996,330)	(69,783,982)
Net loss	(792,915)	(68,996,330)	(69,789,245)
Basic and diluted net loss per Class B common stock	(0.10)	(8.79)	(8.89)
Statement of Operations for the nine months ended September 30, 2020 (unaudited)
Change in fair value of warrant liabilities	—	(72,033,800)	(72,033,800)
Loss before income tax expense	(208,400)	(72,033,800)	(72,242,200)
Net loss	(450,658)	(72,033,800)	(72,484,458)
Basic and diluted net loss per Class B common stock	(0.15)	(9.17)	(9.32)
Statement of Cash Flows for the nine months ended September 30, 2020 (unaudited)
Net loss	(450,658)	(72,033,800)	(72,484,458)
Change in fair value of warrant liabilities	—	72,033,800	72,033,800

	June 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet (unaudited)
Public warrants derivative liability	—	8,270,721	8,270,721
Private warrants derivative liability	—	4,362,039	4,362,039
Total liabilities	11,905,001	12,632,760	24,537,761
Class A common stock subject to possible redemption	300,822,070	(12,632,760)	288,189,310
Class A common stock	133	126	259
Additional paid-in-capital	3,877,256	4,315,915	8,193,171
Retained earnings (Accumulated deficit)	1,121,829	(4,316,041)	(3,194,212)
Total stockholders’ equity	5,000,003	—	5,000,003
Statement of Operations for the three months ended June 30, 2020 (unaudited)
Change in fair value of warrant liabilities	—	(2,685,170)	(2,685,170)
Loss before income tax expense	(96,889)	(2,685,170)	(2,782,059)
Net loss	(124,174)	(2,685,170)	(2,809,344)
Basic and diluted net loss per Class B common stock	(0.02)	(0.34)	(0.36)
Statement of Operations for the six months ended June 30, 2020 (unaudited)
Change in fair value of warrant liabilities	—	(3,037,470)	(3,037,470)
Income (loss) before income tax expense	579,252	(3,037,470)	(2,458,218)
Net income (loss)	342,257	(3,037,470)	(2,695,213)
Basic and diluted net loss per Class B common stock	(0.06)	(0.39)	(0.45)
Statement of Cash Flows for the six months ended June 30, 2020 (unaudited)
Net income (loss)	342,257	(3,037,470)	(2,695,213)
Change in fair value of warrant liabilities	—	3,037,470	3,037,470

	March 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet (unaudited)
Public warrants derivative liability	—	6,524,218	6,524,218
Private warrants derivative liability	—	3,423,372	3,423,372
Total liabilities	11,877,840	9,947,590	21,825,430
Class A common stock subject to possible redemption	300,946,240	(9,947,590)	290,998,650
Class A common stock	132	99	231
Additional paid-in-capital	3,753,087	1,630,772	5,383,859
Retained earnings (Accumulated deficit)	1,246,003	(1,630,871)	(384,868)
Total stockholders’ equity	5,000,007	—	5,000,007
Statement of Operations for the three months ended March 31, 2020 (unaudited)
Change in fair value of warrant liabilities	—	(352,300)	(352,300)
Income before income taxes	676,141	(352,300)	323,841
Net income	466,431	(352,300)	114,131
Basic and diluted net loss per Class B common stock	(0.03)	(0.04)	(0.07)
Statement of Cash Flows for the three months ended March 31, 2020 (unaudited)
Net income	466,431	(352,300)	114,131
Change in fair value of warrant liabilities	—	352,300	352,300

	December 31, 2019
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Public warrants derivative liability	—	6,282,349	6,282,349
Private warrants derivative liability	—	3,312,941	3,312,941
Total liabilities	11,692,080	9,595,290	21,287,370
Class A common stock subject to possible redemption	300,479,810	(9,595,290)	290,884,520
Class A common stock	136	96	232
Additional paid-in-capital	4,219,513	1,278,475	5,497,988
Retained earnings (Accumulated deficit)	779,572	(1,278,571)	(498,999)
Total stockholders’ equity	5,000,006	—	5,000,006
Statement of Operations for the period from May 19, 2019 (inception) through December 31, 2019
Change in fair value of warrant liabilities	—	(959,526)	(959,526)
Allocated expense for warrant issuance cost	—	(319,045)	(319,045)
Income (loss) before income taxes	1,258,636	(1,278,571)	(19,935)
Net income (loss)	779,572	(1,278,571)	(498,999)
Basic and diluted net loss per Class B common stock	(0.12)	(0.16)	(0.28)
Statement of Cash Flows for the period from May 19, 2019 (inception) through December 31, 2019
Net income (loss)	779,572	(1,278,571)	(498,999)
Issuance costs related to warrant liability	—	319,045	319,045
Change in fair value of warrant liabilities	—	959,526	959,526

	September 30, 2019
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet (unaudited)
Public warrants derivative liability	—	9,947,060	9,947,060
Private warrants derivative liability	—	4,858,980	4,858,980
Total liabilities	11,406,919	14,806,040	26,212,959
Class A common stock subject to possible redemption	299,838,630	(14,806,040)	285,032,590
Class A common stock	143	148	291
Additional paid-in-capital	4,860,686	6,489,173	11,349,859
Retained earnings (Accumulated deficit)	138,392	(6,489,321)	(6,350,929)
Total stockholders’ equity	5,000,006	—	5,000,006
Statement of Operations for the three months ended September 30, 2019 (unaudited)
Change in fair value of warrant liabilities	—	(6,170,276)	(6,170,276)
Allocated expense for warrant issuance cost	—	(319,045)	(319,045)
Income (loss) before income tax expense	388,196	(6,489,321)	(6,101,125)
Net income (loss)	194,611	(6,489,321)	(6,294,710)
Basic and diluted net loss per Class B common stock	(0.07)	(0.83)	(0.90)
Statement of Operations for the period from May 10, 2019 (inception) through September 30, 2019 (unaudited)
Change in fair value of warrant liabilities	—	(6,170,276)	(6,170,276)
Allocated expense for warrant issuance cost	—	(319,045)	(319,045)
Income (loss) before income tax expense	331,977	(6,489,321)	(6,157,344)
Net income (loss)	138,392	(6,489,321)	(6,350,929)
Basic and diluted net loss per Class B common stock	(0.08)	(0.83)	(0.91)
Statement of Cash Flows for the period from May 10, 2019 (inception) through September 30, 2019 (unaudited)
Net income (loss)	138,392	(6,489,321)	(6,350,929)
Issuance costs related to warrant liability	—	319,045	319,045
Change in fair value of warrant liabilities	—	6,170,276	6,170,276

	July 30, 2019
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Public warrants derivative liability	—	5,400,000	5,400,000
Private warrants derivative liability	—	2,880,000	2,880,000
Total liabilities	11,443,548	8,280,000	19,723,548
Class A common stock subject to possible redemption	285,849,880	(8,280,000)	277,569,880
Class A common stock	142	83	225
Additional paid-in-capital	5,175,033	305,917	5,480,950
Accumulated deficit	(176,030)	(306,000)	(482,030)
Total stockholders’ equity	5,000,008	—	5,000,008